SCHEDULE OF RIGHT-OF-USE ASSETS (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Operating Lease Right-of-use Assets And Operating Lease Liabilities
Office and warehouse lease	$ 805,995	$ 805,995	$ 702,888
Less: Accumulated amortization	(693,632)	(644,318)	(476,196)
Right-of-use assets, net	$ 112,363	$ 161,677	$ 226,692